Restructuring, Impairment and Other Charges - Fair Values, Valuation Techniques and Related Unobservable Inputs of Level Three (Detail) - Customer Relationships - Fair Value, Inputs, Level 3
$ in Millions
12 Months Ended
Dec. 31, 2014 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value	$ 0
Attrition rate	12.00%